Segments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Segments

2. SEGMENTS

The principal activity of the Santander UK group is financial services, predominantly in the United Kingdom. The Santander UK group’s business is managed and reported on the basis of the following segments:

–	Retail Banking offers a wide range of products and financial services to individuals and small businesses through a network of branches and ATMs, as well as through telephony, digital and intermediary channels. Retail Banking includes business banking customers, small businesses with an annual turnover of up to £6.5m, and Santander Consumer Finance, predominantly a vehicle finance business.
–	Commercial Banking offers a wide range of products and financial services provided by relationship teams that are based in a network of regional Corporate Business Centres (CBCs) and through telephony and digital channels. The management of our customers is organised across two relationship teams - the Regional Corporate Bank (RCB) that covers non-property backed trading businesses that are UK domiciled with annual turnover above £6.5m and Specialist Sector Groups (SSG) that cover real estate, social housing, education, healthcare, and hotels.
–	Global Corporate Banking services corporate clients with a turnover of £500m and above per annum and financial institutions. GCB clients require specially tailored solutions and value-added services due to their size, complexity and sophistication. We provide these clients with products to manage currency fluctuations, protect against interest rate risk, and arrange capital markets finance and specialist trade finance solutions, as well as providing support to the rest of Santander UK’s business segments.
–	Corporate Centre predominantly consists of the non-core corporate and treasury legacy portfolios. Corporate Centre is also responsible for managing capital and funding, balance sheet composition, structure and strategic liquidity risk. The non-core corporate and treasury legacy portfolios are being run-down and/or managed for value.

The segments are strategic business units that offer different products and services. They are managed separately because each business requires different technology and marketing strategies.

The basis of presentation in this Annual Report has been changed, and the prior periods restated to reflect a change in the internal transfer of revenues and costs from Corporate Centre to the three customer business segments. This enables a more targeted apportionment of capital and other resources in line with the strategy of each segment.

The segmental information below is presented in a manner consistent with the internal reporting provided to the committee which is responsible for allocating resources and assessing performance of the operating segments and has been identified as the chief operating decision maker. The segmental information is prepared on a statutory basis of accounting.

Transactions between the business segments are on normal commercial terms and conditions. The accounting policies of the segments are the same as those described in the summary of significant accounting policies. Internal charges and internal UK transfer pricing adjustments have been reflected in the performance of each segment. Revenue sharing agreements are used to allocate external customer revenues to a business segment on a reasonable basis. Funds are ordinarily reallocated between segments, resulting in funding cost transfers disclosed in operating income. Interest charged for these funds is based on the Santander UK group’s cost of wholesale funding.

Interest income and interest expense have not been reported separately. The majority of the revenues from the segments are interest income in nature and net interest income is relied on primarily to assess the performance of the segment and to make decisions regarding allocation of segmental resources.

Revenue by products and services

Details of revenue by product or service are disclosed in Notes 3 to 5.

Results by segment

2017	Retail Banking £m	Commercial Banking £m	Global Corporate Banking £m	Corporate Centre £m	Total £m
Net interest income	3,302	395	74	32	3,803
Non-interest income	615	74	364	56	1,109
Total operating income	3,917	469	438	88	4,912
Operating expenses before impairment losses, provisions and charges	(1,871)	(223)	(304)	(101)	(2,499)
Impairment (losses)/releases on loans and advances	(36)	(13)	(174)	20	(203)
Provisions for other liabilities and charges	(342)	(55)	(11)	15	(393)
Total operating impairment losses, provisions and (charges)/releases	(378)	(68)	(185)	35	(596)
Profit/(loss) before tax	1,668	178	(51)	22	1,817

Revenue from external customers	4,505	631	506	(730)	4,912
Inter-segment revenue	(588)	(162)	(68)	818	–
Total operating income	3,917	469	438	88	4,912

Customer loans	168,991	19,391	6,037	5,905	200,324
Total assets(1)	174,524	19,391	51,078	69,772	314,765
Customer deposits	149,315	18,697	4,546	3,363	175,921
Total liabilities	150,847	18,697	45,603	83,413	298,560

(1)	Includes customer loans, net of impairment loss allowances.

2016	Retail Banking(2) £m	Commercial Banking £m	Global Corporate Banking £m	Corporate Centre £m	Total £m
Net interest income/(expense)	3,140	383	73	(14)	3,582
Non-interest income	562	76	312	263	1,213
Total operating income	3,702	459	385	249	4,795
Operating expenses before impairment losses, provisions and charges	(1,800)	(215)	(280)	(119)	(2,414)
Impairment (losses)/releases on loans and advances	(20)	(29)	(21)	3	(67)
Provisions for other liabilities and charges	(338)	(26)	(12)	(21)	(397)
Total operating impairment losses, provisions and charges	(358)	(55)	(33)	(18)	(464)
Profit before tax	1,544	189	72	112	1,917

Revenue from external customers	4,369	644	466	(684)	4,795
Inter-segment revenue	(667)	(185)	(81)	933	–
Total operating income	3,702	459	385	249	4,795

Customer loans	168,638	19,381	5,659	6,478	200,156
Total assets(1)	175,100	19,381	39,777	68,253	302,511
Customer deposits	148,063	17,203	4,054	3,031	172,351
Total liabilities	149,793	17,203	36,506	83,556	287,058

2015
Net interest income	3,097	399	52	27	3,575
Non-interest income	526	91	303	78	998
Total operating income	3,623	490	355	105	4,573
Operating expenses before impairment losses, provisions and (charges)/releases	(1,898)	(217)	(287)	2	(2,400)
Impairment (losses)/releases on loans and advances	(90)	(25)	13	36	(66)
Provisions for other liabilities and (charges)/releases	(728)	(23)	(14)	3	(762)
Total operating impairment losses, provisions and (charges)/releases	(818)	(48)	(1)	39	(828)
Profit before tax	907	225	67	146	1,345

Revenue/(charges) from external customers	4,529	626	437	(1,019)	4,573
Inter-segment revenue	(906)	(136)	(82)	1,124	–
Total operating income	3,623	490	355	105	4,573

Customer loans	167,093	18,680	5,470	7,391	198,634
Total assets(1)	173,479	18,680	36,593	52,023	280,775
Customer deposits	140,358	15,076	3,013	3,808	162,255
Total liabilities	143,157	15,076	32,290	75,224	265,747

(1)	Includes customer loans, net of impairment loss allowances.
(2)	Restated to reflect the change in accounting policy relating to business combinations between entities under common control, as described in Note 1.